Business Segments (Details Narrative)	12 Months Ended
	Dec. 31, 2017 a Segments	Jun. 30, 2017 ft²
Reportable business segments | Segments	4
Brooksville Quarry, LLC
Mining royalty lands acres	4,280
Mining royalty lands
Mining royalty lands acres	15,000
RiverFront on the Anacostia
Stabilization percent leased and occupied		90.00%
Square feet | ft²		300,000